Label	Element	Value
SEMPER U.S. TREASURY MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Effective January 15, 2019, the Fund will no longer accept new Share purchases.
Risk/Return [Heading]	rr_RiskReturnHeading	SEMPER U.S. TREASURY MONEY MARKET FUND